Financial Instruments - Fair Value of Financial Instruments and Other Non-Financial Assets (Parenthetical) (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Fair Value Disclosures [Abstract]
Estimated fair value of receivable	$ 17,321
Discount rate	8.00%